Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) - Customer-Related Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Notional Value, Assets	$ 182,021	$ 156,822
Fair Value, Assets	1,855	2,319
Notional Value, Liabilities	183,744	140,485
Fair Value, Liabilities	1,670	2,195
Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	44,976	28,681
Fair Value, Assets	$ 755	$ 679
Derivative Asset Average Remaining Maturity Period	6 years 5 months 26 days	5 years 8 months 15 days
Notional Value, Liabilities	$ 62,597	$ 59,990
Fair Value, Liabilities	$ 456	$ 840
Derivative Liability Average Remaining Maturity Period	4 years 3 months 10 days	4 years 3 months 7 days
Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 63,825	$ 63,038
Fair Value, Assets	$ 289	$ 860
Derivative Asset Average Remaining Maturity Period	4 years 25 days	4 years 2 months 12 days
Notional Value, Liabilities	$ 45,129	$ 25,093
Fair Value, Liabilities	$ 422	$ 602
Derivative Liability Average Remaining Maturity Period	6 years 1 month 28 days	5 years 9 months 3 days
Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 41,711	$ 29,091
Fair Value, Assets	$ 51	$ 22
Derivative Asset Average Remaining Maturity Period	1 year 6 months 14 days	1 year 7 months 9 days
Notional Value, Liabilities	$ 1,940	$ 880
Fair Value, Liabilities	$ 30	$ 14
Derivative Liability Average Remaining Maturity Period	1 year 11 months 23 days	4 years 2 months 26 days
Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,060	$ 880
Fair Value, Assets	$ 32	$ 15
Derivative Asset Average Remaining Maturity Period	2 years 25 days	4 years 2 months 26 days
Notional Value, Liabilities	$ 39,538	$ 27,056
Fair Value, Liabilities	$ 51	$ 20
Derivative Liability Average Remaining Maturity Period	1 year 5 months 8 days	1 year 6 months
Interest Rate Contracts [Member] | Futures [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 460
Derivative Asset Average Remaining Maturity Period	1 year 6 months 29 days
Interest Rate Contracts [Member] | Futures [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets		$ 7,007
Fair Value, Assets		$ 4
Derivative Asset Average Remaining Maturity Period		1 year 2 months 15 days
Notional Value, Liabilities	$ 6,190
Fair Value, Liabilities	$ 1
Derivative Liability Average Remaining Maturity Period	7 months 2 days
Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 26,210	$ 24,099
Fair Value, Assets	$ 681	$ 656
Derivative Asset Average Remaining Maturity Period	10 months 28 days	9 months 21 days
Notional Value, Liabilities	$ 25,571	$ 23,440
Fair Value, Liabilities	$ 663	$ 636
Derivative Liability Average Remaining Maturity Period	10 months 17 days	9 months 29 days
Foreign Exchange Option [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,779	$ 4,026
Fair Value, Assets	$ 47	$ 83
Derivative Asset Average Remaining Maturity Period	9 months	1 year 2 months 12 days
Foreign Exchange Option [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Liabilities	$ 2,779	$ 4,026
Fair Value, Liabilities	$ 47	$ 83
Derivative Liability Average Remaining Maturity Period	9 months	1 year 2 months 12 days